UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Lohrey
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2006

Date of reporting period: November 30, 2005

Item 1. Schedule of Investments.

Akros Absolute Return Fund
Schedule of Investments
November 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS 22.98%
Biotechnology 3.00%
Interleukin Genetics, Inc. (a)	2,000	$7,700
Nabi Biopharmaceuticals (a)	4,000	12,840
Pharmion Corp. (a)	1,000	17,370
		37,910
Communications Equipment 0.52%
Zhone Technologies, Inc. (a)	3,000	6,630

Diversified Telecommunication Services 0.79%
CenturyTel, Inc.	300	9,930

Food Products 1.02%
ConAgra Foods, Inc.	600	12,900

Health Care Equipment & Supplies 1.95%
Boston Scientific Corp. (a)	500	13,240
PolyMedica Corp.	300	11,388
		24,628
Health Care Providers & Services 0.79%
PainCare Holdings, Inc. (a)	40	148
Ventiv Health, Inc. (a)	400	9,864
		10,012
Internet Software & Services 0.60%
AsiaInfo Holdings, Inc. (a)	2,000	7,580

IT Services 0.85%
MedQuist Inc. (a)	1,000	10,750

Media 1.94%
Comcast Corp. - Class A(a)	500	13,200
Point.360 (a)	6,000	11,340
		24,540
Metals & Mining 0.54%
Algoma Steel Inc. (a)	300	6,810

Oil & Gas 6.32%
Chevron Corp.	200	11,462
Cimarex Energy Co.(a)	400	15,564
Enbridge Energy Partners, L.P.	300	13,800
Encore Acquisition Co. (a)	400	12,416
The Houston Exploration Co. (a)	200	10,932
PetroChina Co. Ltd. - ADR	200	15,740
		79,914
Refined Petroleum Pipelines 0.87%
TEPPCO Partners, L.P.	300	11,037

Software 0.48%
Borland Software Corp. (a)	1,000	6,070

Thrifts & Mortgage Finance 3.31%
FedFirst Financial Corp. (a)	1,000	8,600
IndyMac Bancorp, Inc.	400	15,312
Matrix Bancorp, Inc. (a)	1,000	17,900
		41,812
TOTAL COMMON STOCKS (Cost $310,393)		290,523

EXCHANGE-TRADED FUND 1.42%
iShares Lehman 20+ Year Treasury Bond Fund	200	18,016
TOTAL EXCHANGE-TRADED FUND (Cost $17,694)		18,016

	Principal
	Amount	Value
SHORT TERM INVESTMENT 56.30%
Money Market Fund
Aim Liquid Assets	711,891	711,891
TOTAL SHORT TERM INVESTMENT (Cost $711,891)		711,891

Total Investments (Cost $1,039,978) 80.70%		1,020,430
Other Assets in Excess of Liabilities 19.30%		244,045
TOTAL NET ASSETS 100.00%		$1,264,475

Akros Absolute Return Fund
Schedule of Securities Sold Short
November 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS 12.37%
Capital Markets 0.94%
TradeStation Group, Inc. (a)	1,000	$11,910

Communications Equipment 0.57%
Avaya Inc. (a)	600	7,152

Computers & Peripherals 0.70%
International Business Machines Corp.	100	8,890

Food Products 0.70%
Corn Products International, Inc.	400	8,900

Hotels, Restaurants & Leisure 1.56%
Cosi, Inc. (a)	1,000	8,740
The Cheesecake Factory Inc. (a)	300	10,992
		19,732
Insurance 1.05%
XL Capital Ltd. - Class A	200	13,276

Internet & Catalog Retail 0.96%
Amazon.Com, Inc. (a)	250	12,115

Internet Software & Services 0.96%
Google Inc. - Class A(a)	30	12,150

Metals & Mining 0.82%
Freeport-McMoRan Copper & Gold, Inc. - Class B	200	10,422

Office Electronics 1.43%
Zebra Technologies Corp. - Class A(a)	400	18,052

Oil & Gas 0.72%
Kinder Morgan, Inc.	100	9,060

Real Estate Investment Trust 1.10%
BRE Properties, Inc. - Class A	300	13,968

Water Utilities 0.86%
Southwest Water Co.	800	10,848
TOTAL COMMON STOCKS (Proceeds $149,835)		156,475

TOTAL SECURITIES SOLD SHORT (Proceeds $149,835)		$156,475

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at November 30, 2005
	was as follows*:

	Cost of investments	$1,039,978
	Short Sale Proceeds	149,835
	Gross unrealized appreciation	9,313
	Gross unrealized depreciation	(35,501)
	Net unrealized depreciation	$(26,188)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	Tax adjustments will be made as part of the Fund's first annual report, which will be dated August
	31, 2006.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter ended November 30, 2005 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By /s/ Joseph Neuberger
                           Joseph Neuberger, President and Treasurer

Date January 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date January 18, 2006